Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Information Related to Notional Amount and Maturities Dates for Interest Rate Swaps
The table below summarizes information related to the notional amount and maturity dates for interest rate swaps at September 30, 2023:

Notional Amount	Maturities
$125,000,000	12/4/2024
$225,000,000	12/5/2024
$200,000,000	6/14/2025
$125,000,000	12/6/2025
$175,000,000	6/14/2026
$125,000,000	6/22/2026
$125,000,000	12/6/2026
$75,000,000	5/18/2027
$100,000,000	5/19/2027
$200,000,000	5/19/2027
$125,000,000	12/6/2027

The table below summarizes information related to the notional amount and maturities dates for interest rate swaps at December 31, 2022:

Notional Amount	Maturities
$100,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/14/2023
$100,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/4/2024
$375,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/4/2024
$225,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	12/5/2024
$200,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/14/2025
$175,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/14/2026
$125,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6/22/2026
$75,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5/18/2027
$100,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5/19/2027
$200,000,000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5/29/2027

Summary of Summarized Information Related to the Collar Agreements Maturing	The following table presents summarized information related to the collar agreements maturing in 2024:

Notional Amount
Ceiling	$200,000,000
Floor	$200,000,000

Summary of Company's Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables set forth the Company’s assets that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy and classification of the Company’s derivative instruments not designated as hedging instruments on the accompanying condensed consolidated balance sheets (
in thousands
):

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
Current assets:
Interest rate swaps	$—	$—	$—	$—

Total current assets	$—	$—	$—	$—

Non-current assets:
Interest rate swaps	$—	$51,790	$—	$51,790

Total non-current assets	$—	$51,790	$—	$51,790

Total	$—	$51,790	$—	$51,790

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Current assets:
Interest rate swaps	$—	$823	$—	$823

Total current assets	$—	$823	$—	$823

Non-current assets:
Interest rate swaps	$—	$48,955	$—	$48,955
Interest rate collars	—	15,562	—	15,562

Total non-current assets	$—	$64,517	$—	$64,517

Total	$—	$65,340	$—	$65,340

The following tables set forth the Company’s assets and liabilities that were measured at fair value on a recurring basis during the period, by level, within the fair value hierarchy and classification of the Company’s derivative instrument not designated as hedging instruments on the accompanying consolidated balance sheets (
in thousands
):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Current assets:
Interest rate swaps	$—	$823	$—	$823
Non-current assets:
Interest rate swaps	$—	$48,955	$—	$48,955
Interest rate collars	—	15,562	—	15,562

Total	$—	$65,340	$—	$65,340

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Current liabilities:
Interest rate swaps	$—	$(398)	$—	$(398)
Non-current liabilities:
Interest rate swaps	$—	$(13,723)	$—	$(13,723)
Interest rate collars	—	(7,902)	—	(7,902)

Total	$—	$(22,023)	$—	$(22,023)

Summary of Effects of Company's Derivative Instruments
The following table summarizes the effects of the Company’s derivative instruments in the condensed consolidated statements of operations (
in thousands
):

Derivative Instruments Not Designated as Hedging Instrument	Location of Gain Recognized	Three Months Ended September 30,
		2023	2022
Interest rate swaps	Gain on derivatives	$15,141	$44,809
Interest rate collars	Gain on derivatives	—	7,053

Total gain on derivative		$15,141	$51,862

Derivative Instruments Not Designated as Hedging Instrument	Location of Gain (Loss) Recognized	Nine Months Ended September 30,
		2023	2022
Interest rate swaps	Gain on derivatives	$42,649	$54,796
Interest rate collars	Gain (loss) on derivatives	(569)	22,176

Total gain on derivative		$42,080	$76,972

The following table summarizes the effects of the Company’s derivative instruments in the consolidated statements of operations (in thousands):

Derivative Instruments Not Designated as Hedging Instrument	Location of Gain Recognized	Years Ended December 31,
		2022	2021
Interest rate swaps	Gain on derivatives	$59,591	$8,771
Interest rate collars	Gain on derivatives	23,525	9,403

Total		$83,116	$18,174